CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Revenue	₩ 141,623	₩ 51,396
Online games—subscription revenue	36,428	23,065
Online games—royalties and license fees	16,244	12,867
Mobile games and applications	82,624	12,041
Character merchandising, animation and other revenue	6,327	3,423
Cost of revenue	94,234	29,587
Gross profit	47,389	21,809
Selling, general and administrative expenses	(28,012)	(15,977)
Research and development	(5,239)	(1,973)
Other income	165	44
Other expenses	(268)	(69)
Operating profit	14,035	3,834
Finance income	1,875	1,666
Finance costs	(1,452)	(1,673)
Profit before income tax	14,458	3,827
Income tax expense	1,144	3,240
Profit for the year	13,314	587
Items that may be subsequently reclassified to income or loss
Foreign currency translation adjustments	37	(77)
Total comprehensive income (loss) for the year	13,351	510
Profit (loss) attributable to:
Owners of the Parent Company	13,319	657
Non‑controlling interest	(5)	(70)
Total comprehensive income attributable to:
Owners of the Parent Company	13,356	580
Non-controlling interest	₩ (5)	₩ (70)
Earnings per share (in Korean won)
Basic earnings per share	₩ 1,917	₩ 95
Diluted earnings per share	₩ 1,917	₩ 95